Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	INDUSTRY LEADERS FUND
Central Index Key	dei_EntityCentralIndexKey	0001010481
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILFIX
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILFLX

The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund
THE INDUSTRY LEADERS® FUND
OBJECTIVE OF THE FUND
The Fund seeks to obtain long-term capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold

Shares of the Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Industry Leaders Fund	Investor Shares	Institutional Shares
Management Fees	0.45%	0.45%
Other Fund Expenses (Administration Fee)	0.38%	0.13%
Total Annual Fund Operating Expenses	0.83%	0.58%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your Shares at the end of those periods.

The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Industry Leaders Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Shares	85	265	461	1,028
Institutional Shares	59	186	324	728

You would pay the same expenses if you did not redeem your Shares (the Fund does not have a redemption fee).

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

42.46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY OF THE FUND
The Fund's approach is to invest substantially all of its assets in accordance with the Industry Leaders® Portfolio Strategy as defined below.  The Fund will provide shareholders with at least 60 days notice before changing this strategy.

o          The Fund utilizes the Adviser's proprietary investment process, the

           Industry Leaders® Portfolio Strategy (the "Portfolio Strategy").

o          The Fund invests its assets in accordance with the portfolio allocation and stock selection produced by the Portfolio Strategy. The

           Portfolio Strategy is based on fundamental inputs, not market capitalization.

o          The companies selected by the Portfolio Strategy for Fund investments are leaders in their respective industries, that have common shareholder's equity among the highest in their respective industries with debt securities, if any, rated at least "A" by a nationally recognized rating organization such as Standard and Poor's or Moody's Investor Service, or which are, in the opinion of the Adviser, of comparable quality. Common shareholder's equity" is total shareholder's equity as of the most recent quarterly balance sheet minus preferred stock, redeemable preferred stock and equity interests in subsidiarycompanies held outside the controlling parent company.

o          The companies selected by the Portfolio Strategy may be considered to be "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit.

o          The Fund anticipates that the investment portfolio will consist of the common stocks representing 65 to 85 companies, primarily domestic, from between 45 to 60 different industries.

o          The Fund strives to remain fully invested. However, it may not always be fully invested for several reasons, including, but not limited to,

           obtaining economic efficiency with respect to brokerage costs. The Adviser may use short-term cash management instruments to temporarily hold uninvested

           Fund assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the same risks common to all mutual funds that invest in equity securities. You could lose money by investing in the Fund if any of the following occurs:

       o          The securities in which the Fund invests go down.

       o          Fees and expenses are greater than investment returns.

The following risks of loss are particular to investing in the Fund:

       o          The Portfolio Strategy may not perform as expected.

       o          "Blue Chip" stocks may fall out of favor with investors and may under perform other segments of the equity markets or the equity markets as a whole.

Before investing in the Fund, you should read this Prospectus in its entirety and keep in mind all of the following:

       o          Mutual fund shares are subject to risks, including possible loss of your principal investment.

The Fund may be a suitable investment if you are:

       o          Seeking investment over the long term;

       o          Seeking investment mainly in U.S. companies; or

       o          Seeking a systematic and disciplined large capitalization "Blue Chip"

                  portfolio strategy.

However, the Fund is NOT appropriate if you are:

       o          Seeking short-term gains or current income;

       o          Seeking absolute predictability and stability of investment principal; or

       o          Not willing to take any risk of losing money on an investment.

PERFORMANCE
Total Returns:
The chart and table below show how the Fund has performed, and how its performance has varied, from year to year.  The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the

Fund's yearly performance for each full calendar year since the Fund's inception on March 17, 1999.  The table accompanying the bar chart compares the Fund's performance over time on a before and after-tax basis to that of the S&P 500

Index, a widely recognized unmanaged index of stock performance.

Of course, past performance, before and after taxes, does not indicate how the

Fund will perform in the future.

Investor Shares Bar Chart:

Best And Worst Quarters:

Best Quarter    Quarter Ended June 30, 2009         17.65%

Worst Quarter   Quarter Ended September 30, 2001   -18.18%

AVERAGE ANNUAL TOTAL RETURNS Period Ended December 31, 2010
Average Annual Total Returns The Industry Leaders Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Shares	Return before Taxes	11.78%	(2.96%)	3.08%	3.44%	3.22%	Mar 17, 1999
Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	11.78%	(3.64%)	2.33%	2.75%	2.54%	Mar 17, 1999
Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.66%	(2.89%)	2.33%	2.69%	2.50%	Mar 17, 1999
Institutional Shares	Return before Taxes	12.01%	(2.72%)	3.35%		4.94%	Nov 30, 2001
S&P 500 Total Return Index	S&P 500 Total Return Inde (does nor reflect deduction for fees, expenses or taxes)	15.08%	(2.84%)	2.29%	1.41%	1.53%	Mar 17, 1999	3.08%	Nov 30, 2001

To calculate the figures in the above table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest marginal income tax bracket.  We did not take into consideration state or local income taxes.  Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment,

because such accounts are subject to taxes only upon distribution.  In certain cases the figure representing "Return After Taxes on Distributions and Sale of

Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon sale and translates into an assumed tax deduction that benefits the shareholder.  Please note that your after-tax returns depend on your tax situation and may differ from those shown. The performance of the Institutional Shares will differ due to differences in expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE INDUSTRY LEADERS® FUND
Investment Objective, Heading	rr_ObjectiveHeading	OBJECTIVE OF THE FUND
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to obtain long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
42.46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.46%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated below and then redeem all of your Shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
You would pay the same expenses if you did not redeem your Shares (the Fund does not have a redemption fee).

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's approach is to invest substantially all of its assets in accordance with the Industry Leaders® Portfolio Strategy as defined below.  The Fund will provide shareholders with at least 60 days notice before changing this strategy.

o          The Fund utilizes the Adviser's proprietary investment process, the
           Industry Leaders® Portfolio Strategy (the "Portfolio Strategy").

o          The Fund invests its assets in accordance with the portfolio allocation and stock selection produced by the Portfolio Strategy. The
           Portfolio Strategy is based on fundamental inputs, not market capitalization.

o          The companies selected by the Portfolio Strategy for Fund investments are leaders in their respective industries, that have common shareholder's equity among the highest in their respective industries with debt securities, if any, rated at least "A" by a nationally recognized rating organization such as Standard and Poor's or Moody's Investor Service, or which are, in the opinion of the Adviser, of comparable quality. Common shareholder's equity" is total shareholder's equity as of the most recent quarterly balance sheet minus preferred stock, redeemable preferred stock and equity interests in subsidiarycompanies held outside the controlling parent company.

o          The companies selected by the Portfolio Strategy may be considered to be "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, ample liquidity and easy access to credit.

o          The Fund anticipates that the investment portfolio will consist of the common stocks representing 65 to 85 companies, primarily domestic, from between 45 to 60 different industries.

o          The Fund strives to remain fully invested. However, it may not always be fully invested for several reasons, including, but not limited to, obtaining economic efficiency with respect to brokerage costs. The Adviser may use short-term cash management instruments to temporarily hold uninvested
           Fund assets.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is subject to the same risks common to all mutual funds that invest in equity securities. You could lose money by investing in the Fund if any of the following occurs:

       o          The securities in which the Fund invests go down.
       o          Fees and expenses are greater than investment returns.

The following risks of loss are particular to investing in the Fund:

       o          The Portfolio Strategy may not perform as expected.
       o          "Blue Chip" stocks may fall out of favor with investors and may under perform other segments of the equity markets or the equity markets as a whole.

Before investing in the Fund, you should read this Prospectus in its entirety and keep in mind all of the following:

       o          Mutual fund shares are subject to risks, including possible loss of your principal investment.

The Fund may be a suitable investment if you are:

       o          Seeking investment over the long term;
       o          Seeking investment mainly in U.S. companies; or
       o          Seeking a systematic and disciplined large capitalization "Blue Chip"
                  portfolio strategy.

However, the Fund is NOT appropriate if you are:

       o          Seeking short-term gains or current income;
       o          Seeking absolute predictability and stability of investment principal; or
       o          Not willing to take any risk of losing money on an investment.

Risk, Lose Money	rr_RiskLoseMoney	Mutual fund shares are subject to risks, including possible loss of your principal investment.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Bar Chart and Performance Table, Sub Heading	ck0001010481_BarChartAndPerformanceTableSubHeading	Total Returns:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The chart and table below show how the Fund has performed, and how its performance has varied, from year to year.  The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the
Fund's yearly performance for each full calendar year since the Fund's inception on March 17, 1999.  The table accompanying the bar chart compares the Fund's performance over time on a before and after-tax basis to that of the S&P 500
Index, a widely recognized unmanaged index of stock performance.

Of course, past performance, before and after taxes, does not indicate how the
Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how the Fund has performed, and how its performance has varied, from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Investor Shares Bar Chart:
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best And Worst Quarters:

Best Quarter    Quarter Ended June 30, 2009         17.65%
Worst Quarter   Quarter Ended September 30, 2001   -18.18%

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that your after-tax returns depend on your tax situation and may differ from those shown. The performance of the Institutional Shares will differ due to differences in expenses.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon sale and translates into an assumed tax deduction that benefits the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To calculate the figures in the above table that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest marginal income tax bracket.  We did not take into consideration state or local income taxes.  Please note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.  In certain cases the figure representing "Return After Taxes on Distributions and Sale of
Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon sale and translates into an assumed tax deduction that benefits the shareholder.  Please note that your after-tax returns depend on your tax situation and may differ from those shown. The performance of the Institutional Shares will differ due to differences in expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS Period Ended December 31, 2010
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.18%)
The Industry Leaders Fund | S&P 500 Total Return Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Inde (does nor reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 3 Years	ck0001010481_AverageAnnualReturnYear03	(2.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 17, 1999
Average Annual Returns, Since Inception Secondary	ck0001010481_AverageAnnualReturnSinceInceptionSecondary	3.08%
Average Annual Returns, Inception Date Secondary	ck0001010481_AverageAnnualReturnInceptionDateSecondary	Nov 30, 2001
The Industry Leaders Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Fund Expenses (Administration Fee)	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,028
Annual Return 2000	rr_AnnualReturn2000	(0.51%)
Annual Return 2001	rr_AnnualReturn2001	(4.84%)
Annual Return 2002	rr_AnnualReturn2002	(15.15%)
Annual Return 2003	rr_AnnualReturn2003	28.10%
Annual Return 2004	rr_AnnualReturn2004	10.76%
Annual Return 2005	rr_AnnualReturn2005	5.18%
Annual Return 2006	rr_AnnualReturn2006	18.36%
Annual Return 2007	rr_AnnualReturn2007	7.62%
Annual Return 2008	rr_AnnualReturn2008	(34.61%)
Annual Return 2009	rr_AnnualReturn2009	25.02%
Annual Return 2010	rr_AnnualReturn2010	11.78%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%
Average Annual Returns, 3 Years	ck0001010481_AverageAnnualReturnYear03	(2.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 17, 1999
The Industry Leaders Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%
Average Annual Returns, 3 Years	ck0001010481_AverageAnnualReturnYear03	(3.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 17, 1999
The Industry Leaders Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.66%
Average Annual Returns, 3 Years	ck0001010481_AverageAnnualReturnYear03	(2.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 17, 1999
The Industry Leaders Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Fund Expenses (Administration Fee)	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	728
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.01%
Average Annual Returns, 3 Years	ck0001010481_AverageAnnualReturnYear03	(2.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001